Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities

Fair Value Measurements at December 31, 2019 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,017
Mortgage-backed securities - residential	130
Collateralized mortgage obligations	27
Total securities available for sale	$8,174
Loans held for sale	$135,711
Yield maintenance provisions (embedded derivatives)	$12
Interest rate lock commitments	$3,104
Financial Liabilities:
Interest-rate swaps	$12
TBA mortgage-backed securities	$350

Fair Value Measurements at December 31, 2018 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$9,881
Mortgage-backed securities - residential	170
Collateralized mortgage obligations	63
Total securities available for sale	$10,114
Loans held for sale	$17,385
Yield maintenance provisions (embedded derivatives)	$17
Interest rate lock commitments	$721
Financial Liabilities:
Interest-rate swaps	$17
TBA mortgage-backed securities	$342

Assets Measured At Fair Value On A Non-Recurring Basis

Fair Value Measurements at December 31, 2019 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$84
Real Estate:
Single-family residential	106
Commercial:
Non-owner occupied	4,387
Total impaired loans	$4,577

Fair Value Measurements at December 31, 2018 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$100
Real Estate:
Single-family residential	110
Commercial:
Non-owner occupied	2,804
Total impaired loans	$3,014

Financial Instruments Measured At Fair Value On A Non-Recurring Basis

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2019:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$84	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.06%
Real estate:
Single-family residential	106	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.61%
Commercial:
Non-owner occupied	4,387	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-2.58%, 14.00%) 2.44%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2018:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$100	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.48%
Real estate:
Single -family residential	110	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.61%
Commercial:
Non-owner occupied	2,804	Comparable sales approach	Adjustment for differences between the comparable market transactions	(3.48%, 8.61%) 5.02%

Aggregate Fair Value, Contractual Balance And Gain Or Loss

	December 31, 2019	December 31, 2018
Aggregate fair value	$135,711	$17,385
Contractual balance	133,993	17,008
Gain	1,718	377

Total Amount Of Gains And Losses From Changes In Fair Value Included In Earnings

	2019	2018
Interest income	$2,153	$669
Interest expense	-	-
Change in fair value	1,341	373
Total change in fair value	$3,494	$1,042

Carrying Amounts And Estimated Fair Values Of Financial Instruments

The carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2019 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$45,879	$45,879	$-	$-	$45,879
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	8,174	-	8,174	-	8,174
Loans held for sale	135,711	-	135,711	-	135,711
Loans and leases, net	663,303	-	-	664,152	664,152
FHLB and FRB stock	4,008	n/a	n/a	n/a	n/a
Accrued interest receivable	2,749	25	40	2,684	2,749
Yield maintenance provisions (embedded derivatives)	12	-	12	-	12
Interest rate lock commitments	3,104	-	3,104	-	3,104

Financial liabilities
Deposits	$(746,323)	$(382,173)	$(367,375)	$-	$(749,548)
FHLB advances and other debt	(29,017)	-	(29,669)	-	(29,669)
Advances by borrowers for taxes and insurance	(929)	-	-	(929)	(929)
Subordinated debentures	(14,806)	-	(15,940)	-	(15,940)
Accrued interest payable	(208)	-	(208)	-	(208)
Interest-rate swaps	(12)	-	(12)	-	(12)
TBA mortgage-backed securities	(350)	-	(350)	-	(350)

The carrying amounts and estimated fair values of financial instruments at December 31, 2018 were as follows:

	Fair Value Measurements at December 31, 2018 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$67,304	$67,304	$-	$-	$67,304
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	10,114	-	10,114	-	10,114
Loans held for sale	17,385	-	17,385	-	17,385
Loans and leases, net	550,683	-	-	549,599	549,599
FHLB stock	3,476	n/a	n/a	n/a	n/a
Accrued interest receivable	2,181	45	40	2,097	2,182
Yield maintenance provisions (embedded derivatives)	17	-	17	-	17
Interest rate lock commitments	721	-	721	-	721

Financial liabilities
Deposits	$(579,786)	$(306,121)	$(272,924)	$-	$(579,045)
FHLB advances and other debt	(19,500)	-	(19,589)	-	(19,589)
Advances by borrowers for taxes and insurance	(827)	-	-	(827)	(827)
Subordinated debentures	(14,767)	-	(14,280)	-	(14,280)
Accrued interest payable	(231)	-	(231)	-	(231)
Interest-rate swaps	(17)	-	(17)	-	(17)
TBA mortgage-backed securities	(342)	-	(342)	-	(342)